PRINCIPAL ACCOUNTING POLICIES - Accounts Receivable, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Allowance for doubtful accounts/expected credit losses:
Balance at beginning of the year	¥ 1,758	¥ 2,201	¥ 3,228
Deconsolidation of CEIBS Publishing Group		(191)
Provision/(Reverse) for doubtful accounts/expected credit losses	74	(252)	(1,027)
Balance at end of the year	¥ 1,832	¥ 1,758	¥ 2,201